Shareholder Report, Holdings (Details)	Mar. 31, 2026
C000193426 | Call XSP May 78.55 05/14/2026
Holdings [Line Items]
Percent of Net Asset Value	9.55%
C000193426 | Call XSP June 81.80 06/12/2026
Holdings [Line Items]
Percent of Net Asset Value	9.12%
C000193426 | Call XSP 84.05 07/14/2026
Holdings [Line Items]
Percent of Net Asset Value	8.81%
C000193426 | Call XSP September 87.40 09/14/2026
Holdings [Line Items]
Percent of Net Asset Value	8.29%
C000193426 | Call XSP January 88.70 01/14/2027
Holdings [Line Items]
Percent of Net Asset Value	7.81%
C000193426 | Call XSP December 90.80 12/14/2026
Holdings [Line Items]
Percent of Net Asset Value	7.78%
C000193426 | Call XSP April 76.65 04/14/2026
Holdings [Line Items]
Percent of Net Asset Value	7.33%
C000193426 | Call XSP August 86.15 08/14/2026
Holdings [Line Items]
Percent of Net Asset Value	7.02%
C000193426 | Call XSP Febuary 87.25 02/12/2027
Holdings [Line Items]
Percent of Net Asset Value	6.44%
C000193426 | Call XSP October 87.65 10/14/2026
Holdings [Line Items]
Percent of Net Asset Value	5.89%
C000193426 | United States
Holdings [Line Items]
Percent of Net Asset Value	52.19%
C000193426 | Short Term Security
Holdings [Line Items]
Percent of Net Asset Value	1.67%
C000193426 | Purchased Options
Holdings [Line Items]
Percent of Net Asset Value	108.94%
C000193426 | AssetType: Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(10.61%)
C000241324 | Akumin, Inc. 08/31/2031 9.75%
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000241324 | CCO Holdings LLC / CCO Holdings Capital Corp. 01/15/2034 4.25%
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000241324 | Pluto Acquisition I, Inc. 09/20/2028 3M SOFR + 4.00%
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000241324 | GrubHub Holdings, Inc. 07/31/2030 13.00 (7.00 PIK)%
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000241324 | Envision Healthcare Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000241324 | Avaya Inc. 08/01/2028 1M SOFR + 7.50%
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000241324 | Global Medical Response TL B 10/02/2028 3M SOFR + 3.50%
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000241324 | Genesis Energy LP / Genesis Energy Finance Corp. 05/15/2033 8.00%
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000241324 | Rain Carbon, Inc. 09/01/2029 12.25%
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000241324 | Icahn Enterprises LP / Icahn Enterprises Finance Corp. 06/15/2030 9.00%
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000241324 | Sector: Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000241324 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000241324 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000241324 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000241324 | Technology
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000241324 | Financial
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000241324 | Communications
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000241324 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000241324 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000241324 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000241324 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	56.80%
C000241324 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	37.10%
C000241324 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000241324 | Convertible Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000241324 | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000241324 | Rights and Warrants
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000241324 | AssetType: Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000241325 | Akumin, Inc. 08/31/2031 9.75%
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000241325 | CCO Holdings LLC / CCO Holdings Capital Corp. 01/15/2034 4.25%
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000241325 | Pluto Acquisition I, Inc. 09/20/2028 3M SOFR + 4.00%
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000241325 | GrubHub Holdings, Inc. 07/31/2030 13.00 (7.00 PIK)%
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000241325 | Envision Healthcare Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000241325 | Avaya Inc. 08/01/2028 1M SOFR + 7.50%
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000241325 | Global Medical Response TL B 10/02/2028 3M SOFR + 3.50%
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000241325 | Genesis Energy LP / Genesis Energy Finance Corp. 05/15/2033 8.00%
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000241325 | Rain Carbon, Inc. 09/01/2029 12.25%
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000241325 | Icahn Enterprises LP / Icahn Enterprises Finance Corp. 06/15/2030 9.00%
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000241325 | Sector: Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000241325 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000241325 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000241325 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000241325 | Technology
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000241325 | Financial
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000241325 | Communications
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000241325 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000241325 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000241325 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000241325 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	56.80%
C000241325 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	37.10%
C000241325 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000241325 | Convertible Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000241325 | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000241325 | Rights and Warrants
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000241325 | AssetType: Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000203691 | Johnson County Unified School District No 229 Blue Valley 10/01/2038 5.00%
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000203691 | State of Kansas Department of Transportation 09/01/2031 5.00%
Holdings [Line Items]
Percent of Net Asset Value	1.57%
C000203691 | State of Kansas Department of Transportation 09/01/2034 5.00%
Holdings [Line Items]
Percent of Net Asset Value	1.57%
C000203691 | Allen County Unified School District No 257 09/01/2043 3.00%
Holdings [Line Items]
Percent of Net Asset Value	1.52%
C000203691 | Kansas Development Finance Authority 05/01/2042 5.00%
Holdings [Line Items]
Percent of Net Asset Value	1.23%
C000203691 | State of Kansas Department of Transportation 09/01/2028 5.00%
Holdings [Line Items]
Percent of Net Asset Value	1.18%
C000203691 | City of Lenexa KS 09/01/2033 3.00%
Holdings [Line Items]
Percent of Net Asset Value	1.17%
C000203691 | County of Johnson KS 09/01/2035 4.00%
Holdings [Line Items]
Percent of Net Asset Value	1.17%
C000203691 | Douglas County Unified School District No 497 Lawrence 09/01/2031 4.00%
Holdings [Line Items]
Percent of Net Asset Value	1.15%
C000203691 | Johnson County Unified School District No 229 Blue Valley 10/01/2040 4.00%
Holdings [Line Items]
Percent of Net Asset Value	1.15%
C000203691 | Sector: Other Assets and Liabilities CTI
Holdings [Line Items]
Percent of Net Asset Value	0.64%
C000203691 | 5-10 Yr
Holdings [Line Items]
Percent of Net Asset Value	41.40%
C000203691 | > 10 Yr
Holdings [Line Items]
Percent of Net Asset Value	35.30%
C000203691 | 3-5 Yr
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000203691 | 1-3 Yr
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000203691 | Revenue Bonds5.00551830BH
Holdings [Line Items]
Percent of Net Asset Value	1.03%
C000203691 | Certificate Participation3.0047849KHG
Holdings [Line Items]
Percent of Net Asset Value	1.29%
C000203691 | Revenue Bonds5.00485424SK
Holdings [Line Items]
Percent of Net Asset Value	10.08%
C000203691 | Revenue Bonds5.00982674KV
Holdings [Line Items]
Percent of Net Asset Value	11.06%
C000203691 | Revenue Bonds4.00484669AL
Holdings [Line Items]
Percent of Net Asset Value	36.17%
C000203691 | General Obligation Unltd4.0053578RCB
Holdings [Line Items]
Percent of Net Asset Value	39.43%
C000203690 | Johnson County Unified School District No 229 Blue Valley 10/01/2038 5.00%
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000203690 | State of Kansas Department of Transportation 09/01/2031 5.00%
Holdings [Line Items]
Percent of Net Asset Value	1.57%
C000203690 | State of Kansas Department of Transportation 09/01/2034 5.00%
Holdings [Line Items]
Percent of Net Asset Value	1.57%
C000203690 | Allen County Unified School District No 257 09/01/2043 3.00%
Holdings [Line Items]
Percent of Net Asset Value	1.52%
C000203690 | Kansas Development Finance Authority 05/01/2042 5.00%
Holdings [Line Items]
Percent of Net Asset Value	1.23%
C000203690 | State of Kansas Department of Transportation 09/01/2028 5.00%
Holdings [Line Items]
Percent of Net Asset Value	1.18%
C000203690 | City of Lenexa KS 09/01/2033 3.00%
Holdings [Line Items]
Percent of Net Asset Value	1.17%
C000203690 | County of Johnson KS 09/01/2035 4.00%
Holdings [Line Items]
Percent of Net Asset Value	1.17%
C000203690 | Douglas County Unified School District No 497 Lawrence 09/01/2031 4.00%
Holdings [Line Items]
Percent of Net Asset Value	1.15%
C000203690 | Johnson County Unified School District No 229 Blue Valley 10/01/2040 4.00%
Holdings [Line Items]
Percent of Net Asset Value	1.15%
C000203690 | Sector: Other Assets and Liabilities CTI
Holdings [Line Items]
Percent of Net Asset Value	0.64%
C000203690 | 5-10 Yr
Holdings [Line Items]
Percent of Net Asset Value	41.40%
C000203690 | > 10 Yr
Holdings [Line Items]
Percent of Net Asset Value	35.30%
C000203690 | 3-5 Yr
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000203690 | 1-3 Yr
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000203690 | Revenue Bonds5.00551830BH
Holdings [Line Items]
Percent of Net Asset Value	1.03%
C000203690 | Certificate Participation3.0047849KHG
Holdings [Line Items]
Percent of Net Asset Value	1.29%
C000203690 | Revenue Bonds5.00485424SK
Holdings [Line Items]
Percent of Net Asset Value	10.08%
C000203690 | Revenue Bonds5.00982674KV
Holdings [Line Items]
Percent of Net Asset Value	11.06%
C000203690 | Revenue Bonds4.00484669AL
Holdings [Line Items]
Percent of Net Asset Value	36.17%
C000203690 | General Obligation Unltd4.0053578RCB
Holdings [Line Items]
Percent of Net Asset Value	39.43%
C000225903 | Clarivate PLC
Holdings [Line Items]
Percent of Net Asset Value	12.11%
C000225903 | Post Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000225903 | Affiliated Managers Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000225903 | Avantor, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.53%
C000225903 | CCC Intelligent Solutions Holdings Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.52%
C000225903 | IQVIA Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.77%
C000225903 | LKQ Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.69%
C000225903 | Becton Dickinson & Co.
Holdings [Line Items]
Percent of Net Asset Value	3.67%
C000225903 | Middleby Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000225903 | Fidelity National Information Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.45%
C000225903 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.89%
C000225903 | Technology
Holdings [Line Items]
Percent of Net Asset Value	23.06%
C000225903 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.92%
C000225903 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.68%
C000225903 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	17.18%
C000225903 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.78%
C000225903 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.95%
C000225903 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.57%
C000225903 | Clarkston | Sector: Other Assets and Liabilities CTI
Holdings [Line Items]
Percent of Net Asset Value	2.97%
C000168469 | Clarivate PLC
Holdings [Line Items]
Percent of Net Asset Value	12.11%
C000168469 | Post Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000168469 | Affiliated Managers Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000168469 | Avantor, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.53%
C000168469 | CCC Intelligent Solutions Holdings Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.52%
C000168469 | IQVIA Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.77%
C000168469 | LKQ Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.69%
C000168469 | Becton Dickinson & Co.
Holdings [Line Items]
Percent of Net Asset Value	3.67%
C000168469 | Middleby Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000168469 | Fidelity National Information Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.45%
C000168469 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.89%
C000168469 | Technology
Holdings [Line Items]
Percent of Net Asset Value	23.06%
C000168469 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.92%
C000168469 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.68%
C000168469 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	17.18%
C000168469 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.78%
C000168469 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.95%
C000168469 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.57%
C000168469 | Clarkston | Sector: Other Assets and Liabilities CTI
Holdings [Line Items]
Percent of Net Asset Value	2.97%
C000159698 | Clarivate PLC
Holdings [Line Items]
Percent of Net Asset Value	7.17%
C000159698 | Post Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	10.11%
C000159698 | Affiliated Managers Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000159698 | Avantor, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.06%
C000159698 | IQVIA Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.11%
C000159698 | Becton Dickinson & Co.
Holdings [Line Items]
Percent of Net Asset Value	5.03%
C000159698 | Fidelity National Information Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000159698 | Fortive Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.57%
C000159698 | Airbnb, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.91%
C000159698 | Lamb Weston Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.71%
C000159698 | Technology
Holdings [Line Items]
Percent of Net Asset Value	14.42%
C000159698 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	3.15%
C000159698 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.75%
C000159698 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	19.67%
C000159698 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	19.68%
C000159698 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.04%
C000159698 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.95%
C000159698 | Clarkston | Sector: Other Assets and Liabilities CTI
Holdings [Line Items]
Percent of Net Asset Value	5.34%
C000159696 | Clarivate PLC
Holdings [Line Items]
Percent of Net Asset Value	11.19%
C000159696 | Post Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.51%
C000159696 | Affiliated Managers Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.81%
C000159696 | Avantor, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.91%
C000159696 | CCC Intelligent Solutions Holdings Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.96%
C000159696 | LKQ Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.96%
C000159696 | Middleby Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.53%
C000159696 | John Wiley & Sons, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000159696 | Envista Holdings Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.86%
C000159696 | Waystar Holding Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.52%
C000159696 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.14%
C000159696 | Technology
Holdings [Line Items]
Percent of Net Asset Value	22.07%
C000159696 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.66%
C000159696 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	23.21%
C000159696 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000159696 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.43%
C000159696 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.27%
C000159696 | Clarkston | Sector: Other Assets and Liabilities CTI
Holdings [Line Items]
Percent of Net Asset Value	1.12%
C000159697 | Clarivate PLC
Holdings [Line Items]
Percent of Net Asset Value	11.19%
C000159697 | Post Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.51%
C000159697 | Affiliated Managers Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.81%
C000159697 | Avantor, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.91%
C000159697 | CCC Intelligent Solutions Holdings Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.96%
C000159697 | LKQ Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.96%
C000159697 | Middleby Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.53%
C000159697 | John Wiley & Sons, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000159697 | Envista Holdings Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.86%
C000159697 | Waystar Holding Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.52%
C000159697 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.14%
C000159697 | Technology
Holdings [Line Items]
Percent of Net Asset Value	22.07%
C000159697 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.66%
C000159697 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	23.21%
C000159697 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000159697 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.43%
C000159697 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.27%
C000159697 | Clarkston | Sector: Other Assets and Liabilities CTI
Holdings [Line Items]
Percent of Net Asset Value	1.12%
C000266372 | Taiwan Semiconductor Manufacturing Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	7.05%
C000266372 | Texas Instruments, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.01%
C000266372 | Sage Group PLC
Holdings [Line Items]
Percent of Net Asset Value	4.68%
C000266372 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.05%
C000266372 | Amadeus IT Group SA
Holdings [Line Items]
Percent of Net Asset Value	3.99%
C000266372 | Wolters Kluwer NV
Holdings [Line Items]
Percent of Net Asset Value	3.99%
C000266372 | Church & Dwight Co., Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.86%
C000266372 | TJX Cos., Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.75%
C000266372 | Philip Morris International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000266372 | Marriott International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.66%
C000266372 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.83%
C000266372 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	14.02%
C000266372 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	19.37%
C000266372 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	25.28%
C000266372 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.27%
C000266372 | Financials
Holdings [Line Items]
Percent of Net Asset Value	3.04%
C000266372 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.42%
C000266372 | Fundsmith | Sector: Other Assets and Liabilities CTI
Holdings [Line Items]
Percent of Net Asset Value	4.77%
C000266372 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	95.23%
C000266372 | AssetType: Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	4.77%
C000225205 | Verizon Communications, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.45%
C000225205 | Bristol-Myers Squibb Co.
Holdings [Line Items]
Percent of Net Asset Value	3.39%
C000225205 | Pfizer, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.14%
C000225205 | Biogen, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.12%
C000225205 | International Flavors & Fragrances, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.09%
C000225205 | Constellation Brands, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.97%
C000225205 | Warner Bros Discovery, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000225205 | Comcast Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.88%
C000225205 | US Bancorp
Holdings [Line Items]
Percent of Net Asset Value	2.86%
C000225205 | DuPont de Nemours, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.84%
C000225205 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.98%
C000225205 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	19.23%
C000225205 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	27.65%
C000225205 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	14.09%
C000225205 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.95%
C000225205 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.93%
C000225205 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.63%
C000225205 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.72%
C000225205 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	96.18%
C000225205 | Hillman | Sector: Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	3.82%
C000225205 | AssetType: Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	3.82%